Other Income (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Other Income
Grant income			€ 366	€ 76
Other income				4
Total other income	€ 156	€ 38	€ 366	€ 80